Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Schedule of Rates Used for Translation from Functional Currency to Presentation Currency (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Foreign Exchange Rates [Abstract]
Average rate (CHF)	0.9850	0.9624
Closing rate (CHF)	1.0160	1.0010